Shareholder Report, Line Graph (Details) - USD ($)																													12 Months Ended
	Sep. 16, 2024	Aug. 19, 2024	Apr. 30, 2024	May 01, 2023	Apr. 30, 2023	Dec. 21, 2022	Jun. 08, 2022	Apr. 30, 2022	Apr. 30, 2021	Jun. 24, 2020	Apr. 30, 2020	Oct. 22, 2019	May 03, 2019	May 02, 2019	Apr. 30, 2019	Jul. 23, 2018	May 15, 2018	May 14, 2018	Apr. 30, 2018	Dec. 11, 2017	Jun. 16, 2017	Apr. 30, 2017	Dec. 16, 2016	Apr. 30, 2016	Feb. 22, 2016	Dec. 14, 2015	Jun. 11, 2015	Apr. 30, 2015	Apr. 30, 2025
Pacer Cash Cows Fund of Funds ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Cash Cows Fund of Funds ETF NAV
Accumulated Value			$ 16,747		$ 14,515			$ 14,118	$ 13,802		$ 8,429		$ 10,000																$ 16,795
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF NAV
Accumulated Value			15,980		15,494			14,624	15,411		10,367				$ 11,367	$ 10,000													$ 14,891
Pacer Data & Infrastructure Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Data & Infrastructure Real Estate ETF NAV
Accumulated Value			12,149		13,168			16,278	16,547		14,088				11,789		$ 10,000												$ 14,464
Pacer Data and Digital Revolution ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Data and Digital Revolution ETF NAV
Accumulated Value			15,938		10,084		$ 10,000																						$ 18,473
Pacer Developed Markets International Cash Cows 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Developed Markets International Cash Cows 100 ETF NAV
Accumulated Value			15,481		14,074			13,371	13,997		8,949				11,192				$ 11,648		$ 10,000								$ 16,337
Pacer Emerging Markets Cash Cows 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Emerging Markets Cash Cows 100 ETF NAV
Accumulated Value			10,983		9,824			10,499	11,753		8,324			$ 10,000															$ 11,760
Pacer Global Cash Cows Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Global Cash Cows Dividend ETF NAV
Accumulated Value			19,041		17,935			16,529	14,996		11,356				13,735				13,011			$ 11,736		$ 10,864	$ 10,000				$ 21,353
Pacer Industrial Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Industrial Real Estate ETF NAV
Accumulated Value			16,502		18,196			20,810	18,115		12,694				12,162			$ 10,000											$ 17,170
Pacer Industrials and Logistics ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Industrials and Logistics ETF NAV
Accumulated Value			11,066		10,290		10,000																						$ 10,997
Pacer Lunt Large Cap Alternator ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Lunt Large Cap Alternator ETF NAV
Accumulated Value			15,102		16,006			18,719	17,499	$ 10,000																			$ 15,316
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Lunt Large Cap Multi-Factor Alternator ETF NAV
Accumulated Value			18,916		14,798			15,139	15,541	10,000																			$ 20,143
Pacer Lunt MidCap Multi-Factor Alternator ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Lunt MidCap Multi-Factor Alternator ETF NAV
Accumulated Value			18,525		14,232			13,628	15,604	10,000																			$ 17,822
Pacer MSCI World Industry Advantage ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer MSCI World Industry Advantage ETF NAV
Accumulated Value	$ 10,000																												$ 10,073
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF NAV
Accumulated Value		$ 10,000																											$ 9,784
Pacer Nasdaq International Patent Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Nasdaq International Patent Leaders ETF NAV
Accumulated Value	10,000																												$ 10,545
Pacer Pacific Asset Floating Rate High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Pacific Asset Floating Rate High Income ETF NAV
Accumulated Value			14,388		12,704			12,345	12,220		11,013				11,411				10,947			10,696		10,181				$ 10,087	$ 15,204
Pacer Trendpilot® 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® 100 ETF NAV
Accumulated Value			27,938		22,647			21,271	22,015		15,429				14,586				12,570			10,582		8,596			$ 10,000		$ 28,544
Pacer Trendpilot® European Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® European Index ETF NAV
Accumulated Value			11,521		11,523			9,648	10,316		10,076				10,974				11,938			10,811		9,987		$ 10,000			$ 12,205
Pacer Trendpilot® Fund of Funds ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® Fund of Funds ETF NAV
Accumulated Value			12,832		11,417			11,226	11,925		9,463		10,000																$ 13,341
Pacer Trendpilot® International ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® International ETF NAV
Accumulated Value			12,080		11,305			10,208	11,529		9,492			10,000															$ 12,048
Pacer Trendpilot® US Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® US Bond ETF NAV
Accumulated Value			9,840		9,257			9,986	11,418		10,424	$ 10,000																	$ 10,389
Pacer Trendpilot® US Large Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® US Large Cap ETF NAV
Accumulated Value			20,003		16,674			16,002	15,464		11,299				12,654				11,647			10,347		8,790			10,000		$ 21,390
Pacer Trendpilot® US Mid Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® US Mid Cap ETF NAV
Accumulated Value			14,537		13,583			14,421	14,864		11,765				12,666				12,459			11,283		9,518			10,000		$ 15,017
Pacer US Cash Cows 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Cash Cows 100 ETF NAV
Accumulated Value			25,551		21,345			21,426	18,459		10,830				12,396				11,887			10,487	$ 10,000						$ 24,650
Pacer US Cash Cows Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Cash Cows Growth ETF NAV
Accumulated Value			17,115		14,586			14,596	14,891		9,348			10,000															$ 18,897
Pacer US Export Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Export Leaders ETF NAV
Accumulated Value			19,401		16,386			15,597	16,419		10,169				10,433	10,000													$ 18,634
Pacer US Large Cap Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Large Cap Cash Cows Growth Leaders ETF NAV
Accumulated Value			12,136		9,870	$ 10,000																							$ 15,743
Pacer US Small Cap Cash Cows ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Small Cap Cash Cows ETF NAV
Accumulated Value			20,298		16,214			16,455	17,612		8,689				10,690				10,669		10,000								$ 15,978
Pacer US Small Cap Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Small Cap Cash Cows Growth Leaders ETF NAV
Accumulated Value			11,426	$ 10,000																									$ 11,534
Pacer WealthShield ETF
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer WealthShield ETF NAV
Accumulated Value			12,053		11,582			12,602	13,307		9,857				10,166				10,023	$ 10,000									$ 13,553
Pacer Cash Cows Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Cash Cows Fund of Funds Index
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI World Index**
Accumulated Value			16,443		13,889			13,461	13,952		9,601		10,000																$ 18,442
FTSE Developed ex US All Cap Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													FTSE Developed ex US All Cap Net Total Return Index
Accumulated Value			13,526		12,386			11,768	12,801		8,878		10,000																$ 15,161
CFRA - Stovall Equal Weight Seasonal Rotation Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													CFRA - Stovall Equal Weight Seasonal Rotation Total Return Index
Accumulated Value			16,756		16,138			15,140	15,832		10,591				11,408	10,000													$ 15,718
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			19,802		16,143			15,724	15,691		10,749				10,657	10,000													$ 22,197
Solactive GPR Data & Infrastructure Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Solactive GPR Data & Infrastructure Real Estate Index
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			20,573		16,772			16,337	16,302		11,167				11,072		10,000												$ 23,062
FTSE NAREIT All Equity REITS Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													FTSE NAREIT All Equity REITS Total Return Index
Accumulated Value			13,372		13,483			16,069	14,592		10,941				11,931		$ 10,000												$ 15,548
Pacer Data Transmission and Communication Revolution TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Data Transmission and Communication Revolution TR Index
Accumulated Value			16,141		10,140		10,000																						$ 18,823
S&P 500 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 (TR)
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P GLOBAL 1200 (TR)
Accumulated Value			12,282		10,365		10,000																						$ 13,808
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI World Index
Accumulated Value			19,277		16,283			15,781	16,357		11,255				11,725				11,011		10,000								$ 21,620
Pacer Developed Market International Cash Cows 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Developed Market International Cash Cows 100 Index
FTSE All World Developed Excluding United States Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													FTSE All World Developed Excluding United States Index
Accumulated Value			12,218		11,469			11,127	12,363		8,832				10,209				10,862		10,000								$ 13,293
Pacer Emerging Market Cash Cow 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Emerging Market Cash Cow 100 Index
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI World Index**
Accumulated Value			16,571		13,998			13,566	14,061		9,675			10,000															$ 18,585
FTSE Emerging Markets Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													FTSE Emerging Markets Net Total Return Index
Accumulated Value			11,420		10,305			10,972	12,912		8,811			10,000															$ 12,719
Pacer Global Cash Cows Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Global Cash Cows Dividend Index
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI World Index**
Accumulated Value			24,493		20,689			20,052	20,783		14,301				14,897				13,991			12,358		10,778	10,000				$ 27,470
MSCI World Value Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI World Value Net Total Return Index
Accumulated Value			19,739		17,532			17,215	16,901		12,018				14,089				13,665			12,468		10,855	$ 10,000				$ 21,906
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR**
Accumulated Value			20,433		16,658			16,226	16,192		11,092				10,997			10,000											$ 22,905
FTSE NAREIT All Equity REITS Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													FTSE NAREIT All Equity REITS Total Return Index
Accumulated Value			13,157		13,266			15,811	14,357		10,765				11,740			$ 10,000											$ 15,298
Solactive GPR Industrial Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Solactive GPR Industrial Real Estate Index
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P GLOBAL 1200 (TR)
Accumulated Value			12,282		10,365		10,000																						$ 13,808
Pacer Global Supply Chain Infrastructure Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Global Supply Chain Infrastructure Total Return Index
Accumulated Value			11,190		10,318		$ 10,000																						$ 11,245
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			17,529		14,291			13,920	13,890	10,000																			$ 19,650
Lunt Capital US Large Cap Equity Rotation Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Lunt Capital US Large Cap Equity Rotation Total Return Index
Accumulated Value			15,585		16,389			19,052	17,674	10,000																			$ 15,915
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			17,529		14,291			13,920	13,890	10,000																			$ 19,650
Lunt Capital US Large Cap Multi-Factor Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Lunt Capital US Large Cap Multi-Factor Rotation Index
Accumulated Value			19,511		15,146			15,390	15,658	10,000																			$ 20,924
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P Composite 1500 TR
Accumulated Value			17,518		14,350			14,009	14,075	10,000																			$ 19,465
Lunt Capital US MidCap Multi-Factor Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Lunt Capital US MidCap Multi-Factor Rotation Index
Accumulated Value			19,169		14,612			13,886	15,853	$ 10,000																			$ 18,518
S&P MidCap 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P MidCap 400®
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Accumulated Value	10,000																												$ 10,123
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI World Index
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value		10,000																											$ 10,020
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													NASDAQ 100 Total Return Index
Accumulated Value		$ 10,000																											$ 9,951
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index Total Return Index
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI World Index
Accumulated Value	$ 10,000																												$ 10,472
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,844		11,006			11,053	12,081		12,114				10,929				10,380			10,413		10,327				10,054	$ 11,714
Morningstar LSTA US Leveraged Loan 100 TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Morningstar LSTA US Leveraged Loan 100 TR USD
Accumulated Value			14,838		13,311			12,828	12,611		11,247				11,721				11,189			10,764		10,062				$ 10,120	$ 15,872
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			28,099		22,907			22,313	22,265		15,252				15,122				13,324			11,763		9,976			10,000		$ 31,497
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													NASDAQ 100 Total Return Index
Accumulated Value			42,414		31,944			30,719	32,895		21,192				18,128				15,220			12,727		9,773			10,000		$ 47,971
Pacer NASDAQ-100 Trendpilot Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer NASDAQ-100 Trendpilot® Index
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI THE WORLD INDEX Net (USD)
Accumulated Value			23,448		19,806			19,196	19,896		13,691				14,262				13,394			11,830		10,318		10,000			$ 26,298
FTSE Eurozone Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													FTSE Eurozone Total Return Index
Accumulated Value			18,890		17,114			14,624	16,903		11,016				13,163				14,021			11,915		10,274		$ 10,000			$ 22,198
Pacer Trendpilot European Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® European Index
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P GLOBAL 1200 (TR)
Accumulated Value			16,713		14,103			13,583	14,017		9,639		10,000																$ 18,789
FTSE All-World Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													FTSE All-World Total Return Index
Accumulated Value			16,056		13,625			13,281	13,980		9,547		$ 10,000																$ 18,061
Pacer Trendpilot Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® Fund of Funds Index
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													MSCI THE WORLD INDEX Net (USD)
Accumulated Value			16,571		13,998			13,566	14,061		9,675			10,000															$ 18,585
S&P Developed Ex-U.S. LargeCap (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P Developed Ex-U.S. LargeCap (USD) TR
Accumulated Value			14,299		12,881			12,051	12,931		9,068			10,000															$ 15,928
Pacer Trendpilot International Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® International Index
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Bloomberg U.S. Aggregate Bond Index
Accumulated Value			9,433		9,573			9,614	10,509		10,537	10,000																	$ 10,189
iBoxx USD Liquid High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													iBoxx USD Liquid High Yield Total Return Index
Accumulated Value			11,280		10,430			10,273	10,882		9,319	$ 10,000																	$ 12,313
Pacer Trendpilot US Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® US Bond Index
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			28,099		22,907			22,313	22,265		15,252				15,122				13,324			11,763		9,976			10,000		$ 31,497
Pacer Trendpilot US Large Cap Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® US Large Cap Index TR
Accumulated Value			21,092		17,477			16,690	16,019		11,633				12,963				11,855			10,470		8,840			10,000		$ 22,693
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P Composite 1500 TR
Accumulated Value			27,383		22,431			21,899	22,001		14,875				14,985				13,286			11,758		9,939			10,000		$ 30,428
S&P MidCap 400 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P MidCap 400 Total Return Index
Accumulated Value			21,446		18,357			18,116	19,486		11,605				13,644				12,752			11,617		$ 9,644			$ 10,000		$ 21,702
Pacer Trendpilot US Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer Trendpilot® US Mid Cap Index
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P Composite 1500 TR
Accumulated Value			24,690		20,226			19,746	19,838		13,413				13,511				11,980			10,602	10,000						$ 27,436
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Russell 1000 Value Total Return
Accumulated Value			18,137		15,991			15,799	15,594		10,686				12,009				11,011			$ 10,242	$ 10,000						$ 19,688
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			18,761		15,295			14,898	14,866		10,184			10,000															$ 21,030
S&P 900 Pure Growth (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 900 Pure Growth (TR)
Accumulated Value			16,125		13,122			13,342	15,227		9,453			$ 10,000															$ 16,557
Pacer US Cash Cows Growth TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Cash Cows Growth TR
S&P 900 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 900 Index TR
Accumulated Value			19,517		15,956			15,553	15,591		10,589				10,610	10,000													$ 21,755
Pacer US Export Leaders ETF Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Export Leaders ETF Total Return Index
Accumulated Value			20,107		16,882			15,981	16,733		10,283				10,489	$ 10,000													$ 19,419
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Russell 1000 Total Return
Accumulated Value			13,234		10,775	10,000																							$ 14,814
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Russell 1000 Growth Total Return
Accumulated Value			14,930		11,328	$ 10,000																							$ 17,082
Pacer US Large Cap Cash Cows Growth Leaders TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Large Cap Cash Cows Growth Leaders TR
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P SmallCap 600 TR
Accumulated Value			16,524		14,681			15,267	16,693		9,439				11,739				11,242		10,000								$ 16,205
S&P SmallCap 600 Value TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P SmallCap 600 Value TR
Accumulated Value			15,536		14,525			14,970	15,706		8,607				11,391				11,150		$ 10,000								$ 15,142
Pacer US Small Cap Cash Cows TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Small Cap Cash Cows TR
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P Composite 1500 TR
Accumulated Value			12,212	10,000																									$ 13,570
S&P SmallCap 600 Growth TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P SmallCap 600 Growth TR
Accumulated Value			11,797	$ 10,000																									$ 11,621
Pacer US Small Cap Cash Cows Growth Leaders TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer US Small Cap Cash Cows Growth Leaders TR
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 TR
Accumulated Value			21,135		17,230			16,783	16,748		11,472				11,374				10,022	10,000									$ 23,692
S&P U.S. Treasury Bond 20+ Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P U.S. Treasury Bond 20+ Year Index
Accumulated Value			$ 8,151		$ 9,458			$ 10,335	$ 11,823		$ 14,007				$ 10,150				$ 9,504	$ 10,000									$ 8,610
Pacer WealthShield TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Pacer WealthShield TR